SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Cash and cash equivalents	$ 47,700,000	$ 47,700,000
Net working capital deficit	191,200,000	191,200,000
Net loss from continuing operations	23,000,000.0	57,500,000
Cash in operating activities		45,600,000
Other Notes Payable	$ 113,600,000	$ 113,600,000
Medmen Enterprises Inc. [Member]
Restricted cash				The Company’s fiscal year is a 52/53 week year ending on the last Saturday in June. In a 52-week fiscal year, each of the Company’s quarterly periods will comprise 13 weeks. The additional week in a 53-week fiscal year is added to the fourth quarter, making such quarter consist of 14 weeks. The Company’s first 53-week fiscal year will occur in fiscal year 2024. The Company’s fiscal years ended June 26, 2021 and June 27, 2020 included 52 weeks.
Restricted cash			$ 730	$ 1,029
Sales discounts			$ 15,965,000	$ 16,242,036